CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Utility plant:
Gas plant	$ 7,813,221	$ 7,134,239
Less: accumulated depreciation	(2,313,050)	(2,234,029)
Construction work in progress	185,026	193,028
Net utility plant	5,685,197	5,093,238
Other property and investments	784,173	623,551
Current assets:
Cash and cash equivalents	49,539	85,361
Accounts receivable, net of allowances	474,097	413,926
Accrued utility revenue	79,100	77,200
Income taxes receivable, net	31,751	14,653
Deferred purchased gas costs	44,412	4,928
Prepaid and other current assets	180,957	243,701
Total current assets	859,856	839,769
Noncurrent assets:
Goodwill	343,023	359,045
Deferred income taxes	856	1,264
Deferred charges and other assets	496,943	440,862
Total noncurrent assets	840,822	801,171
Total assets	8,170,048	7,357,729
Capitalization:
Common stock	56,637	54,656
Additional paid-in capital	1,466,937	1,305,769
Accumulated other comprehensive income (loss), net	(56,732)	(52,668)
Retained earnings	1,039,072	944,285
Total Southwest Gas Holdings, Inc. equity	2,505,914	2,252,042
Noncontrolling interest	0	(452)
Total equity	2,505,914	2,251,590
Redeemable noncontrolling interest	84,542	81,831
Long-term debt, less current maturities	2,300,482	2,107,258
Total capitalization	4,890,938	4,440,679
Commitments and contingencies (Note 10)
Current liabilities:
Current maturities of long-term debt	163,512	33,060
Short-term debt	211,000	152,000
Accounts payable	238,921	248,993
Customer deposits	69,165	67,940
Income taxes payable, net	2,069	1,083
Accrued general taxes	48,160	43,560
Accrued interest	21,329	21,369
Deferred purchased gas costs	60,755	79,762
Other current liabilities	264,950	290,878
Total current liabilities	1,079,861	938,645
Deferred income taxes and other credits:
Deferred income taxes and investment tax credits, net	599,840	529,201
Accumulated removal costs	395,000	383,000
Other deferred credits and other long-term liabilities	1,204,409	1,066,204
Total deferred income taxes and other credits	2,199,249	1,978,405
Total capitalization and liabilities	8,170,048	7,357,729
Southwest Gas Corporation
Utility plant:
Gas plant	7,813,221	7,134,239
Less: accumulated depreciation	(2,313,050)	(2,234,029)
Construction work in progress	185,026	193,028
Net utility plant	5,685,197	5,093,238
Other property and investments	133,787	116,146
Current assets:
Cash and cash equivalents	40,489	31,962
Accounts receivable, net of allowances	150,793	140,057
Accrued utility revenue	79,100	77,200
Income taxes receivable, net	25,901	13,444
Deferred purchased gas costs	44,412	4,928
Prepaid and other current assets	165,639	229,562
Total current assets	506,334	497,153
Noncurrent assets:
Goodwill	10,095	10,095
Deferred charges and other assets	463,333	424,952
Total noncurrent assets	473,428	435,047
Total assets	6,798,746	6,141,584
Capitalization:
Common stock	49,112	49,112
Additional paid-in capital	1,229,083	1,065,242
Accumulated other comprehensive income (loss), net	(55,151)	(49,049)
Retained earnings	782,108	717,155
Total Southwest Gas Holdings, Inc. equity	2,005,152	1,782,460
Total equity	2,005,152	1,782,460
Long-term debt, less current maturities	1,991,333	1,818,669
Total capitalization	3,996,485	3,601,129
Commitments and contingencies (Note 10)
Current liabilities:
Current maturities of long-term debt	125,000	0
Short-term debt	194,000	152,000
Accounts payable	149,368	184,982
Customer deposits	69,165	67,940
Accrued general taxes	48,160	43,560
Accrued interest	21,256	20,243
Deferred purchased gas costs	60,755	79,762
Payable to parent	844	472
Other current liabilities	126,573	94,136
Total current liabilities	795,121	643,095
Deferred income taxes and other credits:
Deferred income taxes and investment tax credits, net	539,050	490,458
Accumulated removal costs	395,000	383,000
Other deferred credits and other long-term liabilities	1,073,090	1,023,902
Total deferred income taxes and other credits	2,007,140	1,897,360
Total capitalization and liabilities	$ 6,798,746	$ 6,141,584